Statement of financial position - ZAR (R) R in Millions		Jun. 30, 2020	Jun. 30, 2019
Assets
Property, plant and equipment		R 204,470	R 233,549
Assets under construction		27,802	127,764
Right of use assets		13,816
Goodwill and other intangible assets		2,800	3,357
Equity accounted investments		11,812	9,866
Other long-term investments		1,926	1,248
Post-retirement benefit assets		467	1,274
Long-term receivables and prepaid expenses		6,435	6,317
Long-term financial assets			15
Deferred tax assets		31,665	8,563
Non-current assets		301,193	391,953
Inventories		27,801	29,646
Tax receivable		5,419	730
Trade and other receivables		25,097	28,578
Short-term financial assets		645	630
Cash and cash equivalents		34,739	15,877
Current assets		93,701	75,461
Assets in disposal groups held for sale		84,268	2,554
Total assets		479,162	469,968
Equity and liabilities
Shareholders' equity		154,307	219,910
Non-controlling interests		4,941	5,885
Total equity		159,248	225,795
Long-term debt		147,511	127,350
Lease liabilities	[1]	15,825	7,445
Long-term provisions		21,857	17,622
Post-retirement benefit obligations		14,691	12,708
Long-term deferred income		842	924
Long-term financial liabilities		5,620	1,440
Deferred tax liabilities		20,450	27,586
Non-current liabilities		226,796	195,075
Short-term debt	[2]	43,468	3,783
Short-term provisions		2,202	3,289
Tax payable		665	1,039
Trade and other payables		35,757	39,466
Short-term deferred income		579	210
Short-term financial liabilities		4,271	765
Bank overdraft		645	58
Current liabilities		87,587	48,610
Liabilities in disposal groups held for sale		5,531	488
Total equity and liabilities		R 479,162	R 469,968

[1]	2019 includes finance leases under IAS 17.
[2]	Includes short-term portion of long-term debt and lease liabilities.